Other Assets and Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Other Assets And Liabilities [Abstract]
Major Components of Other Assets and Liabilities
Major components of other assets and liabilities at March 31, 2025 and 2026 were as follows:

	2025	2026
	(in millions)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	¥293,058	¥760,323
Other(1)	2,026,871	2,071,305
Investments in equity method investees	4,564,269	5,461,950
Prepaid benefit cost (Note 13)	2,196,632	2,639,445
Cash collateral pledged for derivative transactions (Note 9)	2,566,588	4,261,209
Cash collateral for the use of Bank of Japan’s settlement infrastructure	10,000	10,000
Accrued interest	761,358	864,973
Deferred tax assets (Note 8)	123,343	131,902
Right-of-use assets of operating leases (Note 7)	247,221	282,736
Other(2)	6,344,058	9,279,436
Total	¥19,133,398	¥25,763,279
Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	¥1,447,659	¥1,596,728
Other	1,690,202	2,161,767
Obligations to return securities received as collateral (Notes 15, 16 and 31)	6,046,755	8,468,326
Accrued interest	560,982	583,981
Deferred tax liabilities (Note 8)	754,888	773,980
Allowance for off-balance sheet credit instruments	178,054	160,786
Accrued benefit cost (Note 13)	103,957	106,363
Guarantees and indemnifications	73,443	93,686
Cash collateral received for derivative transactions (Note 9)	1,415,939	1,417,988
Obligations under operating leases (Note 7)	341,499	370,365
Accrued and other liabilities	3,799,463	4,153,797
Total	¥16,412,841	¥19,887,767

Notes:
(1)Accounts receivable—Other is primarily comprised of receivables relating to the card business. The provision or reversal of the allowance for credit losses relating to the receivables is included in Non-interest expense on the consolidated statements of income. The credit quality for these receivables is primarily evaluated based on the extent of delinquency. The outstanding balance of these account receivables are presented on a net basis after allowance for credit losses. The change of allowance for credit losses during the fiscal years ended March 31, 2024, 2025 and 2026 is primarily due to provision or reversal of the allowance for the receivables.
(2)Other includes a contract to purchase equity shares of Shriram Finance Limited held by MUFG Bank. MUFG Bank measured the fair value of the investment agreement to acquire a 20.0% equity interest in Shriram Finance Limited (“SFL”) as of March 31, 2026, based on the difference between the agreed share purchase price and the market price as of March 31, 2026. As a result, MUFG Bank recognized ¥25,111 million of the contract in Other Assets. See Note 33 for further information.

Summarized Financial Information
Summarized financial information of Morgan Stanley, the largest portion of the MUFG Group’s equity method investees, as of March 31, 2025 and 2026, and for each of the three years ended March 31, 2026 is as follows:

	2025	2026
	(in billions)
Trading assets	¥59,844	¥84,131
Securities purchased under agreements to resell	17,800	20,605
Securities borrowed	20,967	24,713
Total assets	194,420	252,837
Deposits	57,051	68,424
Customer and other payables	30,163	41,455
Borrowings	45,662	59,406
Total liabilities	178,295	234,390
Noncontrolling interests	155	176

	2024	2025	2026
	(in billions)
Net revenues	¥7,907	¥9,739	¥11,081
Total non-interest expenses	6,068	6,843	7,498
Income from continuing operations before income taxes	1,798	2,835	3,536
Net income applicable to Morgan Stanley	1,375	2,162	2,736
Summarized financial information of the MUFG Group’s equity method investees, other than Morgan Stanley as of March 31, 2025 and 2026, and for each of the three years ended March 31, 2026 is as follows:

	2025	2026
	(in billions)
Net loans	¥20,315	¥21,992
Total assets	40,852	44,782
Deposits	13,742	15,644
Total liabilities	32,900	35,404
Noncontrolling interests	93	106

	2024	2025	2026
	(in billions)
Total interest income	¥1,820	¥1,998	¥2,052
Total interest expense	782	775	868
Net interest income	1,038	1,223	1,184
Provision for credit losses	291	366	252
Income before income tax expense	698	838	1,164
Net income	596	704	997